Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	Jazz Pharmaceuticals plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor, Waterloo Exchange,
Entity Address, Address Line Two	Waterloo Road,
Entity Address, City or Town	Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 E5W7
Country Region	353
City Area Code	1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001232524
Amendment Flag	false